Voya VACS Series MCV Fund Average Annual Total Returns			12 Months Ended	33 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	22.83%
Russell Midcap® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.05%	14.81%
No Class
Prospectus [Line Items]
Average Annual Return, Percent			4.93%	10.94%
Performance Inception Date		Mar. 24, 2023
No Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.66%	8.63%
No Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.53%	8.09%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.